Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 4,231	$ 5,399	$ 7,881
Charged (credited) to the Consolidated statement of income	1,017	(1,302)	(1,355)
Other comprehensive income	38	(129)	461
Translation differences and other	(73)	264	(1,588)
Net deferred tax liability ending balance	5,213	4,231	$ 5,399
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	2,441	2,195
Deferred tax liabilities	7,654	6,427
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	$ 924	$ 1,258